One Bush Street Suite 1600 San Francisco, CA 94104-4446 +1 415 262 4500 Main +1 415 262 4555 Fax www.dechert.com
MICHELLE D. WONG michelle.wong@dechert.com +1 415 262 4544 Direct +1 415 262 4555 Fax

May 25, 2018

VIA EDGAR

Filing Desk

Securities and Exchange Commission

Office of Filings and Information Services

Branch of Registrations and Examinations

Mail Stop 0-25

100 F Street, NE

Washington, D.C. 20549

Re:	Goldman Sachs Trust (“Registrant”)
File Nos. 33-17619 and 811-05349
Post-Effective Amendment No. 698

Ladies and Gentlemen:

On behalf of the Registrant, electronically transmitted for filing pursuant to Rule 485(a) under the Securities Act of 1933, as amended (“1933 Act”), is Post-Effective Amendment No. 698 to the Registrant’s registration statement on Form N-1A (“Registration Statement”) under the 1933 Act and Post-Effective Amendment No. 699 to the Registration Statement under the Investment Company Act of 1940, as amended. This filing is being made for the purpose of receiving the Securities and Exchange Commission’s review of disclosure related to changes to the investment objective, principal investment strategy and risks of the Goldman Sachs Total Emerging Markets Income Fund which could be construed as material.

No fee is required in connection with this filing. Please direct any questions concerning the filing to the undersigned at 415.262.4544.

Sincerely,

/s/ Michelle D. Wong
Michelle D. Wong Admitted in Massachusetts Only